Document and Entity Information	Jun. 08, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002023730
Document Type	8-K
Document Period End Date	Jun. 08, 2026
Entity Registrant Name	Hadron Energy, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42262
Entity Tax Identification Number	33-4336458
Entity Address, Address Line One	3 Twin Dolphin Drive
Entity Address, Address Line Two	Ste 260
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	276-7040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	HDRN
Security Exchange Name	NASDAQ
Redeemable Warrants Each Full Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each full warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	HDRNW
Security Exchange Name	NASDAQ